Deferred Income Taxes	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Deferred Income Taxes
23.
Deferred income taxes

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current income tax assets against current income tax liabilities and when the deferred income taxes relate to the same taxation authority. The amounts, determined after appropriate offsetting, are shown on the consolidated balance sheet as follows:-

	2023	2022
	S$’000	S$’000
Deferred tax assets	(2,669)	(7,034)
Deferred tax liabilities	7,650	9,072
Net deferred tax liabilities	4,981	2,038

Movement in deferred income tax liabilities is as follows:

	2023	2022
	S$’000	S$’000
Beginning of financial year	2,038	2,375
Currency revaluation adjustments	(96)	(101)
Acquisition of subsidiaries	—	163
Current deferred income tax charge/(credit) (Note 11)	1,775	(392)
Under/(Over) provision of deferred income tax in prior financial year (Note 11)	1,264	(7)
End of financial year	4,981	2,038

Deferred income tax assets are recognised for tax losses, capital allowances and merger and acquisition (“M&A”) allowances carried forward to the extent that realisation of the related tax benefits through future taxable profits is probable. The Group has unrecognised tax losses of S$96,129,000 (2022: S$86,918,000) and capital allowance of S$5,892,000 (2022: S$3,490,000) at the balance sheet date which can be carried forward and used to offset against future taxable income subject to meeting certain statutory requirements by those companies with unrecognised tax losses and capital allowances in their respective countries of incorporation. The capital allowances have no expiry date. The tax losses have expiry dates as follows:

	2023	2022
	S$’000	S$’000
Expiring in one year	4,556	5,365
Expiring in two years	3,261	4,669
Expiring in three years	6,668	3,899
Expiring in four years	11,410	7,496
Expiring beyond four years	69,569	65,455
	95,464	86,884

23.
Deferred income taxes (continued)

The movement in deferred income tax assets and liabilities (prior to offsetting of balances within the same tax jurisdiction) is as follows:

Deferred income tax liabilities

	Accelerated tax depreciation	Fair value gains - net	ROU assets	Others	Total
	S$’000	S$’000	S$’000	S$’000	S$’000
2023
Beginning of financial year	5,221	1,796	2,074	(19)	9,072
Currency translation adjustments	6	(74)	(19)	9	(78)
Credited to profit or loss	(402)	(255)	(505)	(182)	(1,344)
End of financial year	4,825	1,467	1,550	(192)	7,650

2022
Beginning of financial year	2,127	1,975	2,817	29	6,948
Currency translation adjustments	(15)	(86)	(39)	—	(140)
Acquisition of business	—	163	—	—	163
Charged/(credited) to profit or loss	3,109	(256)	(704)	(48)	2,101
End of financial year	5,221	1,796	2,074	(19)	9,072

Deferred income tax assets

	Lease liabilities	Provisions	Tax loss	Unutilised capital allowance	Total
	S$’000	S$’000	S$’000	S$’000	S$’000
2023
Beginning of financial year	(2,196)	(153)	(937)	(3,748)	(7,034)
Currency translation adjustments	(19)	(8)	9	—	(18)
Charged/(credited) to profit or loss	492	(91)	928	3,054	4,383
End of financial year	(1,723)	(252)	—	(694)	(2,669)

2022
Beginning of financial year	(2,933)	(157)	(937)	(546)	(4,573)
Currency translation adjustments	39	—	—	—	39
Charged/(credited) to profit or loss	698	4	—	(3,202)	(2,500)
End of financial year	(2,196)	(153)	(937)	(3,748)	(7,034)